Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.08%
Communication services: 11.44%
Entertainment: 1.28%
Spotify Technology SA†	3,810	$1,847,507
Interactive media & services: 10.16%
Alphabet, Inc. Class C	30,398	8,719,970
Meta Platforms, Inc. Class A	10,435	5,970,177
		14,690,147
Consumer discretionary: 10.07%
Broadline retail: 6.31%
Amazon.com, Inc.†	43,778	9,117,644
Hotels, restaurants & leisure: 1.63%
DraftKings, Inc. Class A†	42,037	908,840
Starbucks Corp.	16,182	1,449,745
		2,358,585
Specialty retail: 2.13%
Burlington Stores, Inc.†	3,829	1,245,880
Home Depot, Inc.	5,579	1,834,878
		3,080,758
Consumer staples: 1.53%
Consumer staples distribution & retail: 0.91%
Costco Wholesale Corp.	1,324	1,319,274
Household products: 0.62%
Church & Dwight Co., Inc.	9,582	894,192
Financials: 13.94%
Banks: 1.85%
Axos Financial, Inc.†	6,932	589,844
Citigroup, Inc.	7,067	801,468
First BanCorp	18,949	404,751
Popular, Inc.	3,582	480,597
Wells Fargo & Co.	5,047	401,792
		2,678,452
Capital markets: 6.09%
Charles Schwab Corp.	36,307	3,412,132
Interactive Brokers Group, Inc. Class A	6,288	421,736
Intercontinental Exchange, Inc.	16,576	2,607,073
S&P Global, Inc.	3,355	1,427,016
Virtu Financial, Inc. Class A	21,449	943,327
		8,811,284
Consumer finance: 1.15%
Capital One Financial Corp.	9,078	1,656,099
See accompanying notes to portfolio of investments
Allspring VT Opportunity Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Financial services: 2.86%
Mastercard, Inc. Class A	8,269	$4,131,688
Insurance: 1.99%
Marsh & McLennan Cos., Inc.	7,898	1,369,908
Unum Group	20,590	1,503,688
		2,873,596
Health care: 9.44%
Biotechnology: 2.06%
Exelixis, Inc.†	18,147	778,325
Gilead Sciences, Inc.	5,041	702,564
Incyte Corp.†	3,930	369,892
Monte Rosa Therapeutics, Inc.†	17,824	293,205
United Therapeutics Corp.†	1,401	830,765
		2,974,751
Health care equipment & supplies: 0.95%
Medtronic PLC	15,797	1,368,810
Health care providers & services: 1.06%
McKesson Corp.	1,126	974,396
UnitedHealth Group, Inc.	2,075	561,474
		1,535,870
Life sciences tools & services: 3.51%
Agilent Technologies, Inc.	16,655	1,898,337
Bio-Rad Laboratories, Inc. Class A†	4,050	1,128,937
Thermo Fisher Scientific, Inc.	4,164	2,046,731
		5,074,005
Pharmaceuticals: 1.86%
Amneal Pharmaceuticals, Inc.†	29,556	367,381
Eli Lilly & Co.	1,598	1,469,792
Harmony Biosciences Holdings, Inc.†	12,072	338,137
Phibro Animal Health Corp. Class A	9,313	515,102
		2,690,412
Industrials: 14.53%
Aerospace & defense: 4.69%
BWX Technologies, Inc.	10,110	2,067,394
HEICO Corp. Class A	11,037	2,329,800
Melrose Industries PLC	351,186	2,379,706
		6,776,900
Building products: 2.49%
Carlisle Cos., Inc.	4,238	1,413,882
Trane Technologies PLC	5,252	2,188,718
		3,602,600
See accompanying notes to portfolio of investments
2 | Allspring VT Opportunity Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Commercial services & supplies: 1.72%
Republic Services, Inc. Class A	11,379	$2,492,229
Construction & engineering: 0.61%
EMCOR Group, Inc.	1,200	885,972
Electrical equipment: 2.71%
Regal Rexnord Corp.	16,093	3,013,575
Vertiv Holdings Co. Class A	3,574	895,573
		3,909,148
Professional services: 0.91%
TransUnion	18,947	1,310,943
Trading companies & distributors: 1.40%
QXO, Inc.†	104,057	2,020,787
Information technology: 30.00%
Electronic equipment, instruments & components: 3.06%
Amphenol Corp. Class A	17,458	2,205,818
Teledyne Technologies, Inc.†	3,659	2,213,732
		4,419,550
Semiconductors & semiconductor equipment: 12.08%
Broadcom, Inc.	5,235	1,620,285
Marvell Technology, Inc.	35,835	3,549,457
NVIDIA Corp.	36,695	6,399,608
ON Semiconductor Corp.†	36,810	2,279,275
Texas Instruments, Inc.	15,062	2,924,137
Ultra Clean Holdings, Inc.†	11,068	688,208
		17,460,970
Software: 9.95%
AppLovin Corp. Class A†	333	132,534
Dynatrace, Inc.†	41,621	1,539,145
Microsoft Corp.	22,256	8,238,504
Salesforce, Inc.	12,353	2,305,934
ServiceNow, Inc.†	16,928	1,769,822
Zoom Communications, Inc. Class A†	4,998	401,789
		14,387,728
Technology hardware, storage & peripherals: 4.91%
Apple, Inc.	27,929	7,088,101
Materials: 3.26%
Chemicals: 2.11%
Ashland, Inc.	19,208	1,068,157
Sherwin-Williams Co.	6,163	1,975,550
		3,043,707
See accompanying notes to portfolio of investments
Allspring VT Opportunity Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Containers & packaging: 0.58%
International Paper Co.	23,660	$844,662
Metals & mining: 0.57%
Newmont Corp.	7,645	827,571
Real estate: 2.40%
Industrial REITs: 1.44%
Prologis, Inc.	15,775	2,085,139
Specialized REITs: 0.96%
American Tower Corp.	8,041	1,387,716
Utilities: 2.47%
Electric utilities: 2.47%
Constellation Energy Corp.	6,303	1,760,112
Xcel Energy, Inc.	22,795	1,810,835
		3,570,947
Total common stocks (Cost $108,681,125)		143,217,744

		Yield
Short-term investments: 1.00%
Investment companies: 1.00%
Allspring Government Money Market Fund Select Class♠∞		3.60%	1,449,118	1,449,118
Total short-term investments (Cost $1,449,118)				1,449,118
Total investments in securities (Cost $110,130,243)	100.08%			144,666,862
Other assets and liabilities, net	(0.08)			(110,279)
Total net assets	100.00%			$144,556,583

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$82,668	$6,031,170	$(4,664,720)	$0	$0	$1,449,118	1,449,118	$19,641
See accompanying notes to portfolio of investments
4 | Allspring VT Opportunity Fund

Notes to portfolio of investments—March 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2026, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring VT Opportunity Fund | 5

Notes to portfolio of investments—March 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$16,537,654	$0	$0	$16,537,654
Consumer discretionary	14,556,987	0	0	14,556,987
Consumer staples	2,213,466	0	0	2,213,466
Financials	20,151,119	0	0	20,151,119
Health care	13,643,848	0	0	13,643,848
Industrials	18,618,873	2,379,706	0	20,998,579
Information technology	43,356,349	0	0	43,356,349
Materials	4,715,940	0	0	4,715,940
Real estate	3,472,855	0	0	3,472,855
Utilities	3,570,947	0	0	3,570,947
Short-term investments
Investment companies	1,449,118	0	0	1,449,118
Total assets	$142,287,156	$2,379,706	$0	$144,666,862
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
6 | Allspring VT Opportunity Fund